PROPERTY, PLANT & EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 23,991		$ 18,075
Less: Accumulated depreciation/amortization	3,473		8,285
Property Plant and Equipment Net	20,518		9,790
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross
Less: Accumulated depreciation/amortization
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	6,619
Less: Accumulated depreciation/amortization	552
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	17,372		18,075
Less: Accumulated depreciation/amortization	$ 2,921		$ 8,285